DESCRIPTION OF THE BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DESCRIPTION OF THE BUSINESS
DESCRIPTION OF THE BUSINESS

NOTE 1 — DESCRIPTION OF THE BUSINESS

Company Organization

ProSomnus, Inc., and its wholly owned subsidiaries, ProSomnus Holdings, Inc. and ProSomnus Sleep Technologies, Inc. (collectively, the “Company”) is an innovative medical technology company that develops, manufactures, and markets its proprietary line of precision intraoral medical devices for treating and managing patients with obstructive sleep apnea (“OSA”).

The Company is located in Pleasanton, California and was incorporated as a Delaware company on May 3, 2022.  Its accounting predecessor company, ProSomnus Sleep Technologies, Inc. was incorporated as a Delaware company on March 2, 2016.

NOTE 1 — DESCRIPTION OF THE BUSINESS

Company Organization

ProSomnus, Inc., and its wholly owned subsidiaries, ProSomnus Holdings, Inc., ProSomnus Sleep Technologies, Inc. (collectively, the “Company”) is an innovative medical technology company that develops, manufactures, and markets its proprietary line of precision intraoral medical devices for treating and managing patients with obstructive sleep apnea (“OSA”).

The Company is located in Pleasanton, California and was incorporated as Delaware company on May 3, 2022. Its accounting predecessor company, Sleep Technologies, Inc. was incorporated in Delaware on March 2, 2016.

On December 6, 2022, Lakeshore Acquisition I Corp. (“Lakeshore”) consummated a series of transactions that resulted in the combination (the “Business Combination”) of Lakeshore with ProSomnus Holdings, Inc. and its wholly-owned subsidiary, Prosomnus Sleep Technologies, Inc., pursuant to an Agreement and Plan of Merger, dated May 9, 2022. Pursuant to the Merger Agreement, Lakeshore merged with and into ProSomnus Holdings, and changed its name to ProSomnus, Inc.

The transaction was accounted for as a reverse recapitalization with ProSomnus Sleep Technologies, Inc. being the accounting acquirer and Lakeshore as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the consolidated financial statements represents the accounts of ProSomnus Sleep Technologies, Inc.

Prior to the Business Combination, Lakeshore’s units, public shares, and public warrants were listed on The Nasdaq Global Market  under the symbols “LAAU,” “LAAA,” and “LAAW,” respectively. On December 6, 2022, the Company’s Class A common stock and public warrants began trading on Nasdaq, under the symbols “OSA” and “OSAAW,” respectively.